Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2024
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years